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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/12

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     14 November 2012
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 70,769,378
Form 13F Information Table Value Total: $ 422,946,437



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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09/30/2012                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)

AMERICAN RLTY CAP TR INC	COM		02917L 10 1	 11,111,980 	 946,506 	 X
AMERIGROUP CORP			COM		03073T 10 2	 29,728,190 	 325,147 	 X
ARIBA INC			COM NEW		04033V 20 3	 22,111,425 	 491,365 	 X
AUSTRALIA ACQUISITION CORP	*W EXP 99/99/99	G06368 11 5	 21,570 	 82,962 	 X
AUSTRALIA ACQUISITION CORP	SHS		G06368 10 7	 865,887 	 85,562 	 X
AUTHENTEC INC			COM		052660 10 7	 2,324,029 	 289,960 	 X
BRIGHTPOINT INC			COM NEW		109473 40 5	 350,386 	 39,062 	 X
CITIZENS REPUBLIC BANCORP IN	COM NEW		174420 30 7	 199,305 	 10,300 	 X
COLLECTIVE BRANDS INC		COM		19421W 10 0	 9,280,591 	 427,480 	 X
COOPER INDUSTRIES PLC		SHS		G24140 10 8	 54,051,832 	 720,115 	 X
DOLLAR THRIFTY AUTOMOTIVE GP	COM		256743 10 5	 817,142 	 9,400 		 X
ENERGY TRANSFER PRTNRS L P	PUT		29273R 95 9	 35,000 	 100 		 X
ENERGY TRANSFER PRTNRS L P	PUT		29273R 95 9	 63,000 	 100 		 X
ENERGY TRANSFER PRTNRS L P	PUT		29273R 95 9	 608,600 	 716 		 X
ENERGY TRANSFER PRTNRS L P	PUT		29273R 95 9	 222,000 	 200 		 X
GENON ENERGY INC		COM		37244E 10 7	 7,640,600 	 3,020,000 	 X
HALCON RES CORP			COM NEW		40537Q 20 9	 353 	 	 196 		 X
HALCON RESOURCES CORP		COM NEW		40537Q 20 9	 143,646 	 19,597 	 X
HARVEST NATURAL RESOURCES IN	CALL		41754V 90 3	 7,425 		 297 		 X
HARVEST NATURAL RESOURCES IN	CALL		41754V 90 3	 100 		 20 		 X
HUDSON CITY BANCORP 		COM		443683 10 7	 15,182,895 	 1,911,000 	 X
KENEXA CORP			COM		488879 10 7	 6,778,899 	 147,914 	 X
KRAFT FOODS INC			CL A		50075N 10 4	 54,065,125 	 1,307,500 	 X
MEDICIS PHARMACEUTICAL CORP	CL A NEW	584690 30 9	 7,614,092 	 175,967 	 X
MEDICIS PHARMACEUTICAL CORP	NOTE1.375%6/0	584690 AC 5	 39,187,683	 36,376,000	X
MEDIWARE INFORMATION SYS INC	COM		584946 10 7	 1,876,504 	 85,646 	 X
NEXEN INC			COM		65334H 10 2	 9,445,080 	 372,734 	 X
PAR PHARMACEUTICAL COS INC	COM		69888P 10 6	 27,873,696 	 557,697 	 X
PEETS COFFEE & TEA INC		COM		705560 10 0	 185,257 	 2,526 		 X
RAILAMERICA INC			COM		750753 40 2	 6,884,614 	 250,623 	 X
RAMTRON INTERNATIONAL CORP	COM NEW		751907 30 4	 2,296,879 	 745,740 	 X
SANDISK CORP			NOTE 1.000% 5/1	80004C AC 5	 19,850,000 	 20,000,000 	 X
SEALY CORP			SR SECD 3RD 8%	812139 40 0	 16,790,969 	 226,141 	 X
SRZ US 01/19/13 C12.5		CALL		86768K 90 6	 18,500 	 100 		 X
STANDARD PARKING CORP		COM		853790 10 3	 2,243 		 100 		 X
SUNOCO INC			COM		86764P 10 9	 19,659,000 	 419,795 	 X
SUNRISE SENIOR LIVING INC	COM		86768K 10 6	 9,413,919 	 659,700 	 X
TPC GROUP INC			COM		89236Y 10 4	 1,339,751 	 32,829 	 X
TYCO INTERNATIONAL LTD		SHS		H89128 10 4	 42,012,750 	 750,000 	 X
U S HOME SYS INC		COM		90335C 10 0	 1,291,655 	 103,581 	 X
UNION DRILLING INC		COM		90653P 10 5	 947,540 	 146,000 	 X
WEST COAST BANCORP ORE NEW	COM NEW		952145 20 9	 646,324 	 28,700 	 X





			 				       $ 422,946,437	70,769,378



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